Leases (Details) - Schedule of Maturities of Lease Liabilities - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
For the six months ending December 31, 2024	$ 77
For the year ending December 31, 2025	167
For the year ending December 31, 2026	167
Total lease payments	411
Less: imputed interest	(26)
Present value of lease liabilities	$ 385	$ 330